CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares
Statement Line Items [Line Items]
Revenue | ₪		₪ 454,213		₪ 454,094	₪ 395,637
Cost of sales | ₪		315,920		308,717	271,784
Gross profit | ₪		138,293		145,377	123,853
Operating costs and expenses
Selling expenses | ₪		65,869		65,990	55,490
General and administrative expenses | ₪		23,299		21,918	21,067
Other Income | ₪		(230)		(108)
Operating costs and expenses | ₪		88,938		87,800	76,557
Operating profit | ₪		49,355		57,577	47,296
Finance Income | ₪		28,957		11,348	20,966
Finance expense | ₪		20,492		1,253	3,016
Finance Income, net | ₪		8,465		10,095	17,950
Profit before taxes on Income | ₪		57,820		67,672	65,246
Taxes on Income | ₪		12,719		15,463	13,735
Net Income | ₪		₪ 45,101		₪ 52,209	₪ 51,511
Earnings per share:
Basic/ diluted earnings per share | ₪ / shares		₪ 3.25		₪ 3.89	₪ 3.90
Shares used in computation of basic/ diluted EPS | shares		13,867,017	13,867,017	13,433,684	13,217,017
Actual number of shares | shares		13,867,017	13,867,017	13,867,017	13,217,017
US Dollars [Member]
Statement Line Items [Line Items]
Revenue | $	[1]		$ 146,049
Cost of sales | $	[1]		101,582
Gross profit | $	[1]		44,467
Operating costs and expenses
Selling expenses | $	[1]		21,180
General and administrative expenses | $	[1]		7,491
Other Income | $	[1]		(74)
Operating costs and expenses | $	[1]		28,597
Operating profit | $	[1]		15,870
Finance Income | $	[1]		9,311
Finance expense | $	[1]		6,589
Finance Income, net | $	[1]		2,722
Profit before taxes on Income | $	[1]		18,592
Taxes on Income | $	[1]		4,090
Net Income | $	[1]		$ 14,502
Earnings per share:
Basic/ diluted earnings per share | $ / shares	[1]		$ 1.05
Shares used in computation of basic/ diluted EPS | shares	[1]	13,867,017	13,867,017
Actual number of shares | shares	[1]	13,867,017	13,867,017

[1]	Convenience Translation into US Dollars.